Taxation (Details) - Schedule of income tax expense - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income tax expense [Abstract]
Deferred income tax expense	SFr (570,730)	SFr (389,384)	SFr (213,355)
Deferred income tax gain	549,110	410,668	407,192
Total	SFr (21,620)	SFr 21,284	SFr 193,837